Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Cash Flow Elements, Operating Activities [Abstract]
Net Income (Loss)	$ (81,100)	$ 120,805	$ 71,396
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Share based compensation	18,998	13,708	6,480
Amortization of premium, discount and accrued interest on marketable securities	(1,106)	(372)	0
Depreciation and amortization	10,011	9,194	7,007
Deferred tax assets, net	5,125	(2,392)	(1,638)
Interest on deposits	(7,737)	(684)	0
Remeasurement of Warrant liability	34,102	(36,463)	(11,967)
Remeasurement of Restricted Sponsor Shares liability	29,715	(27,180)	(17,635)
Remeasurement of Price Adjustment Shares liabilities	55,531	(53,220)	(38,271)
Changes in Operating lease right-of-use assets	4,362	4,667	0
Changes in Operating lease liabilities	(4,196)	(5,955)	0
Decrease (increase) in trade receivables	2,271	(12,885)	(1,958)
Increase in deferred revenues	46,114	38,966	21,804
Increase in prepaid expenses and other current assets	(9,211)	(5,692)	(8,304)
(Increase) decrease in other non-current assets	(5,610)	227	(1,394)
Decrease (increase) in inventories	243	(3,680)	(1,798)
Increase (decrease) in trade payables	3,691	(5,471)	4,239
Increase (decrease) in other accounts payable and accrued expenses	734	(8,853)	5,107
Increase (decrease) in other long-term liabilities	121	(4,143)	2,984
Net Cash Provided by (Used in) Operating Activities, Total	102,058	20,577	36,052
Additional Cash Flow Elements, Investing Activities [Abstract]
Payments to Acquire Property, Plant, and Equipment	(5,231)	(6,897)	(5,111)
Payments to Acquire Businesses, Net of Cash Acquired	0	0	(20,000)
Payments to Acquire Intangible Assets	(2,687)	(2,188)	(3,000)
Payments to Acquire Marketable Securities	(55,317)	(89,364)	0
Proceeds from Sale and Maturity of Marketable Securities	56,336	22,277	0
Payments to Acquire Short-Term Investments	(89,000)	(76,000)	(21,000)
Proceeds from Sale of Short-Term Investments	73,359	60,941	94,337
Net Cash Provided by (Used in) Investing Activities, Total	(22,540)	(91,231)	45,226
Additional Cash Flow Elements, Financing Activities [Abstract]
Exercise of options	19,142	12,628	2,305
Proceeds from Employee Share Purchase Plan, net	2,623	1,337	0
Exercise of public warrants	0	5	0
Payment of dividend	0	0	(100,000)
Proceeds from Recapitalization transaction, net	0	0	29,298
Net cash provided by (used in) financing activities	21,765	13,970	(68,397)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect, Total	101,283	(56,684)	12,881
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	589	(1,644)	(754)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	87,645	145,973	133,846
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	189,517	87,645	145,973
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid, Net	10,047	9,053	8,157
Noncash Investing and Financing Items [Abstract]
Fair Value of Assets Acquired	0	0	814
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	0	664	0
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 4,363	$ 0	$ 0